PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

At March 31, 2018 and December 31, 2017, property and equipment consisted of the following:

Useful Life		2018	2017

Machinery and equipment	5 - 7 years	$52,538	$52,538
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	182,643
Less: accumulated depreciation		(100,386)	(91,520)
Property and equipment, net		$82,257	$91,123

For the three months ended March 31, 2018 and 2017, depreciation and amortization expense is included in general and administrative expenses and amounted to $8,866 and $9,458, respectively.